Note 28 - Related Parties	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
NOTE 28.	RELATED PARTIES

At the time of the transactions described in this note, the Group’s Chairman and Chief Executive Officer had control or significant influence over Beijing Kunlun Tech, OPay, Starmaker Interactive, Mobimagic Digital Technology Ltd (formerly known as
360
Mobile Security) and Balder Investment Inc., either directly or through other investments.

The Group has significant influence over OPay and Starmaker through ownership interests in those entities. Moreover, the Group has joint control over Powerbets and nHorizon by having contractually agreed the sharing of control.

In
2018,
the Group provided a revolving line of credit of
US$6.0
million to Powerbets. The principal, together with all accrued and unpaid interest, shall be repaid on the date set by Powerbets’ board of directors, which effectively requires the consent of the other investor in Powerbets. As of
December 31, 2019,
a total of
US$3.0
million was drawn under the credit facility (
December 31, 2018:
US$2.6
million).
No
repayment date has been set.
No
interest has been accrued. The long-term loan is accounted for as part of the Group’s long-term interest in Powerbets.

The Group and Powerbets entered into a software development and consultancy agreement in
2018.
The Group has also provided advertising services to Powerbets. A total of
US$2.2
million was recognized as revenue from Powerbets in
2019
(
2018:
US$4.4
million). As of
December 31, 2019,
the total outstanding balance on trade receivable was
US$6.6
million, compared to
US$4.4
million as of year-end
2018.
We expect Powerbets to start repaying the receivables in
2020.

On
April 16, 2019,
the Group sold
1,242,322
shares in OPay to Wisdom Connection III Holding Inc., a company controlled by Han Fang, a Director of the Group at the time, for a consideration of
US$0.5
million, in parallel with OPay’s other founder, Balder Investment Inc., selling an equal portion of its shares at the same valuation. These transactions were carried out to establish an equity pool for OPay’s employees within Wisdom Connection III Holding Inc. ahead of new investor funding of OPay. On
June 14, 2019,
the Group acquired
3,210,617
Series Seed+ preferred shares in OPay for
US$7.5
million by converting loan to equity. On the same date, the Group also acquired
1,230,736
Series A preferred shares in OPay for
US$4.6
million by converting
US$2.67
million of debt to equity and by transferring
US$1.93
million in cash to the company. By the end of
2019,
the accumulated investment made in OPay was
US$12.1
million.

In mid-
2019,
the Group entered into service agreements with Mobi Magic (Beijing) Information Technology Co., Ltd. and Hong Kong Fintango Limited under which these parties would provide app, systems and platform maintenance, and data processing services as well as managerial oversight to P C Financial Services, the subsidiary of the Group offering microloans in India. Under the agreements, the Group will pay a combination of fixed fees and a variable fee that is calculated based on revenue less credit losses and indirect taxes.

On
July 5, 2019,
Blue Ridge Microfinance Bank Limited and Paycom Nigeria Limited, a subsidiary of OPay, entered a partnership to facilitate OPay’s launch of a savings product to its users. Under the agreement, deposits from customers of OPay were transferred to Blue Ridge, which invested the funds in financial instruments, including microloans offered in Nigeria. Blue Ridge paid a fixed interest rate on deposits from Paycom.

On
December 18, 2019,
the Group entered into a sales agreement with OPay to sell inventory representing mobile phones for
US$6.27
million. The transaction closed in
2020.

On
December 18, 2019
the Group entered into an agreement with Putu Novi Financing Corporation, a company indirectly controlled by Opera’s Chairman and CEO, under which the Group provided a revolving credit facility for
18
months in exchange of interest and net revenue sharing from the company’s operations. As of
December 31, 2019,
no
loans had been provided under the credit facility.

The Group provides and receives professional services to a number of other related parties.

Services received from Beijing Kunlun Tech consist of shared office facilities in Beijing, China.

Services provided to OPay consist of development and key management personnel services, and has been invoiced based on time used and with a
5
-
8%
markup dependent of the type of service.

Services received from Mobimagic Digital Technology Ltd (formerly known as
360
Mobile Security) are related to distribution and promotion of the Group’s products worldwide. Mobimagic Digital Technology was initially a subsidiary of the Qihoo
360
group, later invested into by other investors, including Mr. Yahui Zhou. The Qihoo
360
group and Mr. Yahui Zhou were also
two
of the original shareholders of Opera Limited. Both Opera and Mobimagic Digital Technology have a need to promote their apps through mobile advertising on third
party advertising inventory. As the
two
companies have operated under overlapping control, it was decided to take advantage of the combined volume of advertising to be procured in order to achieve the most attractive pricing from third
parties; hence the partnership. At
December 31, 2019,
the Group had provided prepayments to Mobimagic Digital Technology for distribution and promotion services as part of an agreement where Mobimagic Digital Technology accepts financial risk related to the retention of acquired new users. The prepayments had a carrying amount of
US$15.5
million as of
December 31, 2019,
compared to
US$10.4
million as of
December 31, 2018.
The growth of transactions and balances related to this distribution partnership relates to Opera’s announced growth strategy for
2019,
including increased investments in marketing and distribution.

      Additional information about transactions with associates and joint ventures is included in Note
27.

Outstanding balances as of
December 31, 2018
and
2019
are unsecured and interest free, except as outlined above, and settlement occurs in cash. There have been no
guarantees provided or received for any related party receivable or payable.

[US$ thousands]			As of December 31, 2018
Balances with related parties	Category of related party	Type of balance	2018	2019
Mobimagic Digital Technology Ltd	Key management personnel	Accounts receivable	770	-
Mobimagic Digital Technology Ltd	Key management personnel	Distribution prepayment	10,420	15,527
Mobimagic Digital Technology Ltd	Key management personnel	Trade and other payables	-	(2,760)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Other payables	(169)	(177)
Kunlun Group Limited	Key management personnel	Trade payable	-	(436)
Mobi Magic (Beijing) Info. Tech. Co., Ltd / Hong Kong Fintango Limited	Key management personnel	Trade and other payables	-	(25,598)
Mobi Magic (Beijing) Information Technology Co., Ltd.	Key management personnel	Trade receivable	-	303
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Revenue share liability	-	(23)
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Trade receivable	-	146
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Professional service payable	(979)	(543)
OPay Digital Services Limited (HK)	Associate / Key management personnel	Loans receivable	1,779	-
OPay Digital Services Limited (HK)	Associate / Key management personnel	Trade receivable	4,271	17,450
OPay Digital Services Limited (HK)	Associate / Key management personnel	Trade payable	(455)	-
OPay Digital Services Limited (HK)	Associate / Key management personnel	Contract liability	-	(6,274)
Paycom Nigeria Limited	Key management personnel	Trade receivable	-	1,466
Paycom Nigeria Limited	Key management personnel	Trade and other payables	-	(26)
Powerbets Holding Limited	Joint venture	Loans receivable	2,567	3,039
Powerbets Holding Limited	Joint venture	Trade receivable	4,369	6,579
StarMaker Entertainment Technology India Pvt., Ltd.	Associate / Key management personnel	Trade receivable	-	22
Wisdom Connection III Holding Inc.	Key management personnel	Other receivables	-	500

[US$ thousands]			Year ended December 31,
Transactions with related parties	Category of related party	Type of transaction	2017	2018	2019
Mobimagic Digital Technology Ltd	Key management personnel	Technology licensing, advertising and other revenue	-	3,069	-
Mobimagic Digital Technology Ltd	Key management personnel	Marketing and distribution	(8,416)	(7,522)	(25,767)
Mobimagic Digital Technology Ltd	Key management personnel	Software license fees	-	-	(500)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Office facilities	(1,425)	(1,072)	(1,545)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Technology licensing and other revenue	-	-	13
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Professional services	-	-	(30)
Kunlun Group Limited	Key management personnel	Professional investment advisory services	-	-	(436)
Beijing Kunlun Lexiang Network Technology Co., Ltd.	Key management personnel	Professional services	-	-	(79)
Beijing Kunlun Online Network Tech Co., Ltd	Key management personnel	Professional services	-	-	(125)
Beijing Xianlaihuyu Network Tech Co., Ltd	Key management personnel	Professional services	-	-	(39)
KUNLUN GLOBAL INTERNATIONAL SDN. BHD.	Key management personnel	Advertising revenue	-	68	2
Mobi Magic (Beijing) Information Technology Co., Ltd.	Key management personnel	Technology licensing and other revenue	-	-	303
Mobi Magic (Beijing) Info.Tech. Co., Ltd / Hong Kong Fintango Limited	Key management personnel	Cost of revenue	-	-	(25,598)
Mobi Magic (Beijing) Information Technology Co., Ltd	Key management personnel	Professional services	-	-	(325)
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Technology licensing and other revenue	387	(18)	146
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Investment	(770)	-	-
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Cost of revenue	(72)	(45)	(38)
nHorizon Infinite (Beijing) Software Ltd.	Joint venture	Professional services	(513)	(941)	(156)
OPay Digital Services Limited (HK)	Associate / Key management personnel	Acquisition of business	-	(9,500)	-
OPay Digital Services Limited (HK)	Associate / Key management personnel	Investment (Note 27)	(4,969)	-	(7,131)
OPay Digital Services Limited (HK)	Associate / Key management personnel	License fee (cost of revenue)	-	(455)	-
OPay Digital Services Limited (HK)	Associate / Key management personnel	Technology licensing and other revenue	2,829	10,899	15,960
OPay Digital Services Limited (HK)	Associate / Key management personnel	Interest income	-	-	323
Paycom Nigeria Limited	Associate / Key management personnel	Advertising revenue	-	-	1,565
Powerbets Holdings Limited	Joint venture	Technology licensing, advertising and other revenue	-	4,369	2,210
Powerbets Holdings Limited	Joint venture	Investment	(310)	-	-
StarMaker Interactive Inc.	Associate / Key management personnel	Investment	-	(30,000)	-
StarMaker Interactive Inc.	Associate / Key management personnel	Professional services	16	175	150
Wisdom Connection III Holding Inc.	Key management personnel	Other revenue	-	-	8
Wisdom Connection III Holding Inc.	Key management personnel	Disposal of shares in associates	-	-	500

Following the acquisition of Opera Norway AS, the Group and Otello Corporation ASA entered into a time-restricted Transitional Service Agreement whereby individuals from each party provided support to one
another in line with historical activity. These activities were tracked and invoiced based on actual cost, which have resulted in only minimal net payments. As of
December 31, 2019,
the net of receivables and payables was immaterial.